Income Taxes	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had income tax expenses of $1.3 million for the three-month period ended June 30, 2019 compared to income tax expenses of $0.2 million for the three-month period ended June 30, 2018, and income tax expenses of $2.5 million for the six-month period ended June 30, 2019 compared to income tax expenses of $0.8 million for the six-month period ended June 30, 2018. The Company’s income tax expenses were primarily impacted by different geographic mix of earnings and losses, as well as a valuation allowance on losses of the Company's US subsidiaries.